Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Liabilities
Other payables and accrued liabilities as of December 31, 2017 and 2016 consisted of the following:

		December 31,
	Note	2017	2016

Accrued professional fees		$112	$166
Other loan – secured (Note 9)	(i)	355	342
Other loan – unsecured	(ii)	2,172	-
Advances from unrelated third parties	(iii)	283	221
Accrued staff costs and staff benefits		33	28
Others		68	50
		$3,023	$807

(i)
The amount represents a loan of $256 advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of the Company (Note 9).

(ii)	The amount represents a loan of $2,172 advanced from an unrelated party to the Company. The loan is unsecured, bearing 5% interest per annum and has no fixed term of repayment.

(iii)	The advances from unrelated third parties are unsecured, interest free and have no fixed terms of repayment.